LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.06%
Aerospace & Defense–1.66%
†CAE, Inc.	30,219	$ 683,309
Curtiss-Wright Corp.	8,872	1,563,779
HEICO Corp.	8,134	1,391,239
Huntington Ingalls Industries, Inc.	22,122	4,579,697
		8,218,024
Automobile Components–2.00%
†Aptiv PLC	15,424	1,730,419
BorgWarner, Inc.	112,130	5,506,704
Cie Generale des Etablissements Michelin SCA	86,679	2,649,627
		9,886,750
Banks–3.79%
Capitol Federal Financial, Inc.	172,816	1,163,052
First Hawaiian, Inc.	209,388	4,319,674
Prosperity Bancshares, Inc.	67,167	4,132,114
Truist Financial Corp.	151,158	5,154,488
U.S. Bancorp	75,119	2,708,040
Westamerica BanCorp	27,754	1,229,502
		18,706,870
Beverages–0.32%
†Celsius Holdings, Inc.	17,063	1,585,835
		1,585,835
Biotechnology–1.29%
†Cytokinetics, Inc.	38,393	1,351,050
†IVERIC bio, Inc.	63,903	1,554,760
†Neurocrine Biosciences, Inc.	12,180	1,232,859
†Sarepta Therapeutics, Inc.	16,070	2,214,928
		6,353,597
Broadline Retail–0.08%
†Etsy, Inc.	3,641	405,352
		405,352
Building Products–1.30%
Cie de Saint-Gobain	79,385	4,512,526
Trane Technologies PLC	10,515	1,934,550
		6,447,076
Capital Markets–6.05%
Ameriprise Financial, Inc.	4,147	1,271,056
Ares Management Corp. Class A	18,566	1,549,147
Bank of New York Mellon Corp.	174,994	7,951,727
LPL Financial Holdings, Inc.	4,648	940,755
MSCI, Inc.	3,423	1,915,819
Northern Trust Corp.	119,800	10,557,974
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T Rowe Price Group, Inc.	50,424	$ 5,692,870
		29,879,348
Chemicals–2.10%
Akzo Nobel NV	57,507	4,497,887
Albemarle Corp.	1,485	328,244
Avient Corp.	25,238	1,038,796
†Axalta Coating Systems Ltd.	106,529	3,226,764
Element Solutions, Inc.	66,291	1,280,079
		10,371,770
Commercial Services & Supplies–0.69%
Republic Services, Inc.	25,131	3,398,214
		3,398,214
Communications Equipment–1.93%
†Arista Networks, Inc.	14,852	2,493,056
†F5, Inc.	28,710	4,182,760
Juniper Networks, Inc.	83,314	2,867,668
		9,543,484
Construction & Engineering–0.68%
Vinci SA	29,317	3,360,969
		3,360,969
Consumer Staples Distribution & Retail–2.80%
†Dollar Tree, Inc.	43,381	6,227,342
Koninklijke Ahold Delhaize NV	222,455	7,600,199
		13,827,541
Containers & Packaging–2.74%
Amcor PLC	340,286	3,872,455
Avery Dennison Corp.	7,326	1,310,841
Packaging Corp. of America	46,431	6,446,016
Sonoco Products Co.	31,060	1,894,660
		13,523,972
Diversified REITs–0.42%
WP Carey, Inc.	26,739	2,070,936
		2,070,936
Electric Utilities–3.80%
Duke Energy Corp.	40,630	3,919,576
Edison International	116,883	8,250,771
Evergy, Inc.	32,284	1,973,198
Eversource Energy	21,799	1,705,990
Pinnacle West Capital Corp.	36,790	2,915,239
		18,764,774
Electrical Equipment–2.86%
AMETEK, Inc.	12,498	1,816,334
Eaton Corp. PLC	3,661	627,276
Emerson Electric Co.	68,277	5,949,658
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Legrand SA	17,953	$ 1,640,407
nVent Electric PLC	56,367	2,420,399
†Plug Power, Inc.	14,841	173,936
Regal Rexnord Corp.	10,742	1,511,722
		14,139,732
Electronic Equipment, Instruments & Components–1.95%
Cognex Corp.	24,911	1,234,340
Corning, Inc.	53,271	1,879,401
†Keysight Technologies, Inc.	15,258	2,463,862
TE Connectivity Ltd.	30,867	4,048,207
		9,625,810
Energy Equipment & Services–0.78%
Baker Hughes Co.	133,197	3,844,065
		3,844,065
Entertainment–0.76%
Electronic Arts, Inc.	15,932	1,919,010
†Spotify Technology SA	9,857	1,317,092
†Take-Two Interactive Software, Inc.	4,193	500,225
		3,736,327
Food Products–2.83%
Conagra Brands, Inc.	197,875	7,432,185
Hershey Co.	13,107	3,334,552
J M Smucker Co.	20,264	3,188,946
		13,955,683
Gas Utilities–1.86%
Atmos Energy Corp.	17,073	1,918,322
Spire, Inc.	103,602	7,266,645
		9,184,967
Ground Transportation–0.81%
Heartland Express, Inc.	168,942	2,689,557
Norfolk Southern Corp.	6,175	1,309,100
		3,998,657
Health Care Equipment & Supplies–5.17%
Baxter International, Inc.	24,303	985,730
Becton Dickinson & Co.	6,704	1,659,508
DENTSPLY SIRONA, Inc.	68,855	2,704,624
†Dexcom, Inc.	20,454	2,376,346
Embecta Corp.	86,506	2,432,549
†Envista Holdings Corp.	60,140	2,458,523
†Hologic, Inc.	12,063	973,484
†IDEXX Laboratories, Inc.	1,852	926,148
Zimmer Biomet Holdings, Inc.	85,293	11,019,856
		25,536,768
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–6.42%
AmerisourceBergen Corp.	30,326	$ 4,855,496
Cardinal Health, Inc.	32,463	2,450,956
†Centene Corp.	30,580	1,932,962
†Henry Schein, Inc.	80,632	6,574,733
Laboratory Corp. of America Holdings	18,708	4,291,989
Quest Diagnostics, Inc.	36,895	5,219,905
†R1 RCM, Inc.	75,407	1,131,105
Universal Health Services, Inc. Class B	41,170	5,232,707
		31,689,853
Health Care REITs–0.95%
Healthpeak Properties, Inc.	213,612	4,693,056
		4,693,056
Hotels, Restaurants & Leisure–2.15%
†Airbnb, Inc. Class A	18,011	2,240,568
†Chipotle Mexican Grill, Inc.	1,158	1,978,200
Hilton Worldwide Holdings, Inc.	23,002	3,240,292
Sodexo SA	32,211	3,146,066
		10,605,126
Household Products–1.07%
Kimberly-Clark Corp.	39,417	5,290,550
		5,290,550
Industrial REITs–0.20%
Rexford Industrial Realty, Inc.	16,492	983,748
		983,748
Insurance–4.52%
Aflac, Inc.	43,804	2,826,234
Allstate Corp.	71,175	7,886,902
Chubb Ltd.	2,774	538,655
Hanover Insurance Group, Inc.	23,834	3,062,669
Reinsurance Group of America, Inc.	27,531	3,655,015
Willis Towers Watson PLC	18,739	4,354,569
		22,324,044
Interactive Media & Services–0.16%
†Match Group, Inc.	20,407	783,425
		783,425
IT Services–1.41%
Amdocs Ltd.	44,512	4,274,487
†Cloudflare, Inc. Class A	21,881	1,349,183
†EPAM Systems, Inc.	4,466	1,335,334
		6,959,004

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.50%
Agilent Technologies, Inc.	12,131	$ 1,678,202
†Avantor, Inc.	54,864	1,159,825
Bio-Techne Corp.	15,767	1,169,754
†IQVIA Holdings, Inc.	12,065	2,399,608
†Mettler-Toledo International, Inc.	652	997,697
		7,405,086
Machinery–2.65%
Cummins, Inc.	8,685	2,074,673
Graco, Inc.	13,986	1,021,118
IMI PLC	138,085	2,613,781
Oshkosh Corp.	75,474	6,277,927
Parker-Hannifin Corp.	3,214	1,080,258
		13,067,757
Media–1.79%
Fox Corp. Class B	148,000	4,633,880
Omnicom Group, Inc.	27,652	2,608,690
†Trade Desk, Inc. Class A	26,152	1,592,918
		8,835,488
Metals & Mining–0.04%
†Capstone Copper Corp.	47,252	213,272
		213,272
Multi-Utilities–1.20%
NorthWestern Corp.	102,606	5,936,783
		5,936,783
Oil, Gas & Consumable Fuels–3.54%
Devon Energy Corp.	49,490	2,504,689
Diamondback Energy, Inc.	21,236	2,870,470
Enterprise Products Partners LP	193,319	5,006,962
EQT Corp.	87,102	2,779,425
Excelerate Energy, Inc. Class A	17,868	395,598
Hess Corp.	21,532	2,849,545
Phillips 66	10,719	1,086,692
		17,493,381
Passenger Airlines–1.22%
Southwest Airlines Co.	184,667	6,009,064
		6,009,064
Pharmaceuticals–0.31%
†Catalent, Inc.	23,221	1,525,852
		1,525,852
Professional Services–0.59%
Jacobs Solutions, Inc.	14,071	1,653,483
Verisk Analytics, Inc.	6,604	1,267,044
		2,920,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.79%
Essex Property Trust, Inc.	18,696	$ 3,910,081
		3,910,081
Retail REITs–2.02%
Realty Income Corp.	84,065	5,322,996
Regency Centers Corp.	75,808	4,637,933
		9,960,929
Semiconductors & Semiconductor Equipment–1.57%
Applied Materials, Inc.	6,784	833,279
†Enphase Energy, Inc.	5,313	1,117,217
Marvell Technology, Inc.	25,719	1,113,633
Monolithic Power Systems, Inc.	3,128	1,565,689
Teradyne, Inc.	29,200	3,139,292
		7,769,110
Software–2.68%
†Cadence Design Systems, Inc.	22,955	4,822,616
†Datadog, Inc. Class A	11,858	861,602
†DocuSign, Inc.	6,359	370,730
†HubSpot, Inc.	4,509	1,933,234
†Manhattan Associates, Inc.	15,622	2,419,066
†Palo Alto Networks, Inc.	14,242	2,844,697
		13,251,945
Specialized REITs–1.62%
Equinix, Inc.	4,042	2,914,444
Public Storage	12,084	3,651,060
VICI Properties, Inc.	13,383	436,553
Weyerhaeuser Co.	33,376	1,005,619
		8,007,676
Specialty Retail–1.09%
Advance Auto Parts, Inc.	28,680	3,487,775
†Burlington Stores, Inc.	3,404	687,948
†Chewy, Inc. Class A	14,918	557,635
†Five Below, Inc.	3,196	658,280
		5,391,638
Technology Hardware, Storage & Peripherals–0.69%
HP, Inc.	115,440	3,388,164
		3,388,164
Textiles, Apparel & Luxury Goods–0.45%
†Lululemon Athletica, Inc.	4,741	1,726,625
†On Holding AG Class A	16,094	499,397
		2,226,022
Trading Companies & Distributors–1.76%
†Beacon Roofing Supply, Inc.	47,721	2,808,381

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	70,017	$ 5,881,428
		8,689,809
Total Common Stock (Cost $410,364,206)		449,697,911
PREFERRED STOCK–0.79%
Henkel AG & Co. KGaA 2.58%	49,661	3,885,175
Total Preferred Stock (Cost $3,209,104)		3,885,175

EXCHANGE-TRADED FUND–1.80%
iShares Russell Mid-Cap Value ETF	83,787	8,898,180
Total Exchange-Traded Fund (Cost $8,733,463)		8,898,180
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	29,568,179	$ 29,568,179
Total Money Market Fund (Cost $29,568,179)		29,568,179

TOTAL INVESTMENTS–99.64% (Cost $451,874,952)	492,049,445
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,764,280
NET ASSETS APPLICABLE TO 36,582,369 SHARES OUTSTANDING–100.00%	$493,813,725

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(1,758,236)	USD	2,160,327	6/30/23	$—	$(12,472)
BOA	GBP	(49,296)	USD	61,012	6/30/23	92	—
GSI	CAD	(1,078,793)	USD	790,173	6/30/23	—	(9,247)
JPMC	EUR	(24,792,067)	USD	26,782,870	6/30/23	—	(243,133)
JPMC	EUR	1,036,884	USD	(1,125,139)	6/30/23	5,176	—
Total Foreign Currency Exchange Contracts						$5,268	$(264,852)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
10	British Pound	$772,188	$750,294	6/16/23	$21,894	$—
10	Euro	1,362,937	1,340,138	6/16/23	22,799	—
10	Japanese Yen	952,813	932,527	6/16/23	20,286	—
					64,979	—
Equity Contracts:
25	E-mini S&P 500 Index	5,172,188	4,944,994	6/16/23	227,194	—
55	E-mini S&P MidCap 400 Index	13,913,350	14,339,452	6/16/23	—	(426,102)
30	Euro STOXX 50 Index	1,386,316	1,371,755	6/16/23	14,561	—
9	FTSE 100 Index	848,112	874,597	6/16/23	—	(26,485)
5	Nikkei 225 Index (OSE)	1,055,921	1,056,680	6/8/23	—	(759)
					241,755	(453,346)
Total Futures Contracts					$306,734	$(453,346)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,218,024	$—	$—	$8,218,024
Automobile Components	7,237,123	2,649,627	—	9,886,750
Banks	18,706,870	—	—	18,706,870
Beverages	1,585,835	—	—	1,585,835
Biotechnology	6,353,597	—	—	6,353,597
Broadline Retail	405,352	—	—	405,352
Building Products	1,934,550	4,512,526	—	6,447,076
Capital Markets	29,879,348	—	—	29,879,348
Chemicals	5,873,883	4,497,887	—	10,371,770
Commercial Services & Supplies	3,398,214	—	—	3,398,214
Communications Equipment	9,543,484	—	—	9,543,484
Construction & Engineering	—	3,360,969	—	3,360,969
Consumer Staples Distribution & Retail	6,227,342	7,600,199	—	13,827,541
Containers & Packaging	13,523,972	—	—	13,523,972
Diversified REITs	2,070,936	—	—	2,070,936
Electric Utilities	18,764,774	—	—	18,764,774
Electrical Equipment	12,499,325	1,640,407	—	14,139,732
Electronic Equipment, Instruments & Components	9,625,810	—	—	9,625,810
Energy Equipment & Services	3,844,065	—	—	3,844,065
Entertainment	3,736,327	—	—	3,736,327
Food Products	13,955,683	—	—	13,955,683
Gas Utilities	9,184,967	—	—	9,184,967
Ground Transportation	3,998,657	—	—	3,998,657
Health Care Equipment & Supplies	25,536,768	—	—	25,536,768
Health Care Providers & Services	31,689,853	—	—	31,689,853
Health Care REITs	4,693,056	—	—	4,693,056
Hotels, Restaurants & Leisure	7,459,060	3,146,066	—	10,605,126
Household Products	5,290,550	—	—	5,290,550
Industrial REITs	983,748	—	—	983,748
Insurance	22,324,044	—	—	22,324,044
Interactive Media & Services	783,425	—	—	783,425
IT Services	6,959,004	—	—	6,959,004
Life Sciences Tools & Services	7,405,086	—	—	7,405,086
Machinery	10,453,976	2,613,781	—	13,067,757
Media	8,835,488	—	—	8,835,488
Metals & Mining	213,272	—	—	213,272
Multi-Utilities	5,936,783	—	—	5,936,783
Oil, Gas & Consumable Fuels	17,493,381	—	—	17,493,381
Passenger Airlines	6,009,064	—	—	6,009,064
Pharmaceuticals	1,525,852	—	—	1,525,852
Professional Services	2,920,527	—	—	2,920,527
Residential REITs	3,910,081	—	—	3,910,081
Retail REITs	9,960,929	—	—	9,960,929
Semiconductors & Semiconductor Equipment	7,769,110	—	—	7,769,110
Software	13,251,945	—	—	13,251,945
Specialized REITs	8,007,676	—	—	8,007,676
Specialty Retail	5,391,638	—	—	5,391,638
Technology Hardware, Storage & Peripherals	3,388,164	—	—	3,388,164
Textiles, Apparel & Luxury Goods	2,226,022	—	—	2,226,022
Trading Companies & Distributors	8,689,809	—	—	8,689,809
Exchange-Traded Fund	8,898,180	—	—	8,898,180
Money Market Fund	29,568,179	—	—	29,568,179
Preferred Stock	—	3,885,175	—	3,885,175
Total Investments	$458,142,808	$33,906,637	$—	$492,049,445
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$5,268	$—	$5,268
Futures Contracts	$306,734	$—	$—	$306,734
Liabilities:
Foreign Currency Exchange Contracts	$—	$(264,852)	$—	$(264,852)
Futures Contracts	$(453,346)	$—	$—	$(453,346)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
LVIP American Century Select Mid Cap Managed Volatility Fund–8